Trading derivatives (assets and liabilities) and short positions - Short positions (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Financial liabilities held for trading	€ 81,167	€ 77,139	€ 70,343
Short positions
Financial instruments
Financial liabilities held for trading	16,698	14,123	15,002
Debt instruments | Short positions
Financial instruments
Borrowed securities	625	390	1,213
Short sales	15,784	13,340	12,702
Debt instruments | Short positions | Banco Santander Mexico S.a. Institucion De Banca Multiple Grupo Financiero Santander Mexico
Financial instruments
Borrowed securities	625	390	1,213
Debt instruments | Short positions | Banco Santander (Brasil) S.A.
Financial instruments
Short sales	7,085	5,194	7,300
Equity instruments | Short positions
Financial instruments
Borrowed securities	289	393	1,087
Banco Santander, S.A. | Debt instruments | Short positions
Financial instruments
Short sales	8,645	7,980	5,336
Banco Santander, S.A. | Equity instruments | Short positions
Financial instruments
Borrowed securities	€ 289	€ 308	€ 987